Payments, by Category - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 299,696,000	$ 153,671,000	$ 4,109,000	$ 23,470,000	$ 443,000	$ 727,000	$ 482,116,000